Investment Securities - Information regarding investment securities with unrealized losses, aggregated by investment category and length of time that individual securities (Details 1) (USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Less than 12 months - Fair Value	$ 5,901	$ 5,797	$ 1,991
Less than 12 months - Unrealized losses	(179)	(222)	(8)
More than 12 months - Fair value	1,919	2,871	1,889
More than 12 months - Unrealized losses	(79)	(127)	(110)
Fair value, Total	7,820	8,668	3,880
Unrealized losses, Total	(258)	(349)	(118)
U.S. Government and agency obligations
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Less than 12 months - Fair Value	4,823	5,797	1,991
Less than 12 months - Unrealized losses	(175)	(222)	(8)
More than 12 months - Fair value	930	910
More than 12 months - Unrealized losses	(69)	(89)
Fair value, Total	5,753	6,707	1,991
Unrealized losses, Total	(244)	(311)	(8)
Corporate bonds
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Less than 12 months - Fair Value	1,078
Less than 12 months - Unrealized losses	(4)
More than 12 months - Fair value	989	1,961	1,889
More than 12 months - Unrealized losses	(10)	(38)	(110)
Fair value, Total	2,067	1,961	1,889
Unrealized losses, Total	$ (14)	$ (38)	$ (110)